Convertible Notes	12 Months Ended
Jun. 30, 2026
Convertible Notes [Abstract]
CONVERTIBLE NOTES

11 — CONVERTIBLE NOTES

L1 Convertible Notes

On October 1, 2024, the Company and the Investor consummated the second closing of the First Tranche. The Company received $675,000 (net of original issue discount of 10%) on October 7, 2024 in a second closing of the First Tranche, excluding expenses and commissions (the “Second Closing of First Tranche”). In the Second Closing of First Tranche, the Company issued to the Investor Purchase Warrants to purchase up to 79,599 shares at an initial exercise price of $4.47 per share, subject to certain adjustments.

On December 11, 2024, pursuant to the terms of the Securities Purchase Agreement and the Letter Agreement, the Company and the Investor consummated the third closing of the First Tranche (the “Third Closing of the First Tranche”). The Company received $900,000 (net of original issue discount of 10%) on December 12, 2024, in the Third Closing of First Tranche, excluding expenses and commissions, and issued to the Investor Purchase Warrants to purchase up to 160,020 shares at an initial exercise price of $3.25 per share, subject to certain adjustments.

On February 14, 2025, pursuant to the terms of the Securities Purchase Agreement and the Letter Agreement, the Company and the Investor consummated the first closing of the Second Tranche (the “First Closing of the Second Tranche”). The Company received $630,000 (net of original issue discount of 10%) on February 20, 2025 in the First Closing of the Second Tranche, excluding expenses and commissions, and issued to the Investor Purchase Warrants to purchase up to 202,459 shares at an initial exercise price of $1.70 per share, subject to certain adjustments.

On July 22, 2025, pursuant to the terms of the Securities Purchase Agreement and the Letter Agreement, the Company and the Investor consummated the second closing of the Second Tranche (the “Second Closing of the Second Tranche”). The Company received $270,000 (net of original issue discount of 10%) on July 22, 2025 in the Second Closing of Second Tranche, excluding expenses and commissions, and issued to the Investor a warrant to purchase up to 123,002 Class A ordinary shares at an initial exercise price of $1.18 per share, subject to certain adjustments.

For the years ended June 30, 2025 and 2026, the Company received proceeds, net of original issue discounts and before expenses and commissions, of $2,880,000 and $270,000 from the L1 Financing and incurred expenses and commissions of $437,509 and $56,538, respectively.

The L1 Notes were issued with approximately twelve-month contractual terms. No stated interest accrues on the L1 Notes prior to an Event of Default. The key terms of the L1 Notes are as follows:

Conversion

The holder of the L1 Notes has the right, at such holder’s sole discretion, to convert all or any portion of the L1 Notes into Class A ordinary shares at the applicable conversion price. The conversion prices disclosed for the respective L1 closings were as follows:

Initial Conversion Price
US$
First Closing of First Tranche	4.71
Second Closing of First Tranche	4.66
Third Closing of First Tranche	3.06
First Closing of Second Tranche	1.70
Second Closing of Second Tranche	1.18

Effective upon the applicable subsequent L1 closings, the fixed conversion price is subject to downward adjustment based on 120% of the average three-day volume-weighted average price (“VWAP”) immediately preceding the applicable closing, in accordance with the L1 Notes. As a result of this adjustment mechanism upon the Second Closing of Second Tranche, the conversion price was adjusted to $1.18 as of December 31, 2025.

The L1 Notes contain floor-price provisions, initially $0.7616 for the First Tranche L1 Note and $0.2820 for the Second Tranche L1 Note, subject to the applicable adjustments. Where an applicable conversion price is below the applicable floor price, shares are issued using the floor price and the Company is required to pay the related economic difference in cash in accordance with the L1 Notes. Conversion prices are also subject to adjustments for share splits, dividends, reclassifications and certain dilutive issuances.

Acceleration

Upon two trading days’ notice to the Company, the L1 Investor is entitled to accelerate or defer monthly payments, in whole or in part, subject to the limits in the applicable L1 Notes. The original limit was five monthly payments; the February 2025 letter agreement increased the limit to six for the Second Tranche L1 Note and provided for specified trading-volume-based accelerations outside that limit. Accelerated payments are settled in Class A ordinary shares, subject to the applicable contractual limitations. Additional accelerations or deferrals are permitted by mutual agreement.

Repayment

Monthly principal payments commence on the earlier of the 60-day anniversary of the applicable original issuance date and effectiveness of the applicable resale registration statement. Cash monthly payments are calculated using 105% of the principal allocated to the applicable installment. Subject to the conditions in the L1 Notes, the Company has the right to settle an installment in Class A ordinary shares using 100% of the principal allocated to that installment and a price equal to the lesser of the fixed conversion price then in effect and 93.5% of the average of the four lowest daily VWAPs during the preceding 15 trading days, subject to the applicable floor-price provisions.

The L1 Notes also provide for additional make-whole shares or, where applicable, cash adjustments if the subsequent measurement price is below the price used for the relevant share-settled monthly payment, in accordance with the L1 Notes.

During the year ended June 30, 2026, the Company settled the outstanding L1 Notes, including the additional principal funded at the Second Closing of Second Tranche, through cash repayments and the issuance of Class A ordinary shares. The principal settled during the year was approximately $790,000. The Company issued an aggregate of 211,276 Class A ordinary shares in connection with these settlements, including 26,372 make-whole shares, and paid aggregate cash consideration of $474,544 to the L1 Investor. As of June 30, 2026, all L1 Notes had been fully settled and no principal remained outstanding. Settlement of the L1 Notes did not extinguish the separately outstanding L1 Purchase Warrants and L1 Waiver Warrants described in Note 12.

3i Convertible Notes

On April 8, 2026, the Company entered into a securities purchase agreement (the “3i Securities Purchase Agreement”) with 3i, LP (“3i”), pursuant to which the Company agreed to issue and sell senior secured convertible notes in an aggregate original principal amount of up to $6,666,667 for an aggregate purchase price of up to $6,000,000, reflecting a 10% original issue discount (the “3i Financing”). The senior secured convertible notes issued pursuant to the 3i Securities Purchase Agreement are collectively referred to as the “3i Notes.”

On April 10, 2026, the Company issued the first 3i Note with an original principal amount of $3,333,333 for a purchase price of $3,000,000 (the “First 3i Note”). In connection with this issuance, the Company incurred approximately $330,000 of issuance costs, including a placement agent fee of $225,000 payable to R.F. Lafferty & Co., Inc. (“Lafferty”) and approximately $105,000 of other issuance costs.

On June 5, 2026, the Company issued the second 3i Note with an original principal amount of $555,556 for a purchase price of $500,000 (the “Second 3i Note”). In connection with this issuance, the Company incurred a placement agent fee of $37,500 payable to Lafferty.

During the year ended June 30, 2026, the Company received $3,500,000 from the 3i Financing, after original issue discounts and before issuance costs, and incurred issuance costs of approximately $367,500, including aggregate placement agent fees of $262,500. As of June 30, 2026, the remaining financing contemplated an additional original principal amount of up to $2,777,778 for a purchase price of up to $2,500,000, subject to the applicable funding conditions. No 3i Note other than the First 3i Note and the Second 3i Note had been issued at that date.

The First 3i Note and the Second 3i Note have twelve-month contractual terms and bear interest at 7% per annum. Contractual interest is guaranteed through their respective maturity dates, including upon earlier conversion or redemption. The key terms of these 3i Notes are as follows:

Conversion

The 3i Notes are convertible, in whole or in part, at the option of 3i on or after their respective issuance dates into the Company’s Class A ordinary shares. The initial conversion prices were as follows, subject to contractual adjustments:

Initial Conversion Price
US$
Initial Conversion Price US$
First 3i Note	0.87
Second 3i Note	0.63

The conversion prices in the table above are rounded to two decimal places. Conversion shares are determined by dividing the applicable Conversion Amount by the applicable conversion price. The Conversion Amount includes principal, accrued and unpaid interest, the applicable Make-Whole Amount and late charges, if any. The Make-Whole Amount compensates 3i for additional contractual interest through maturity without duplicating accrued interest.

Installment conversions use the lower of the conversion price then in effect and 92% of the lowest VWAP during the preceding ten trading days. At June 30, 2026, the applicable floor price was $0.30 per share. Conversions below that floor give rise to cash true-up obligations under the applicable 3i Note.

Acceleration

Between consecutive installment dates, 3i is entitled to accelerate additional installment amounts up to an aggregate limit of four installment payments, unless otherwise agreed with the Company. Accelerated amounts are converted at the acceleration conversion price prescribed by the applicable 3i Note.

Repayment

Installments commence on the earlier of effectiveness of the applicable registration statement and 60 days after issuance and continue monthly in accordance with the applicable 3i Note. Subject to the equity conditions, installments are settled in Class A ordinary shares; the Company also has the contractual right to elect cash settlement.

Before maturity, the scheduled principal component of an installment is generally the lesser of 10% of original principal and outstanding principal, adjusted for accelerations or deferrals, together with applicable interest, Make-Whole Amount and other charges. Cash installment redemptions are payable at 105% of the applicable Installment Redemption Amount. Remaining amounts are payable at maturity in accordance with the applicable 3i Note.

During the year ended June 30, 2026, the Company issued 128,022 Class A ordinary shares upon conversion of an aggregate Conversion Amount of approximately $68,889 under the Second 3i Note on June 17, 2026. No conversion or cash redemption of the First 3i Note was recorded during the year. As of June 30, 2026, the outstanding principal amounts of the First 3i Note and the Second 3i Note were approximately $3,333,333 and $491,173, respectively, totaling approximately $3,824,506.

Conversions, amendments and redemptions subsequent to June 30, 2026

Between July 9 and August 20, 2026, the Company issued an aggregate of 11,888,888 Class A ordinary shares upon conversion of Conversion Amounts totaling approximately $3,404,884 under the First 3i Note. Related cash true-up amounts totaled approximately $333,171.

Accounting for the Convertible Notes (cont.)

The Company classified the L1 Notes and the 3i Notes as liabilities under ASC 470 because the instruments are debt in legal form. The Company determined that their embedded conversion features require separate accounting as derivative liabilities under ASC 815. The fair values of those conversion features were estimated using a binomial tree model.

The Company initially recognized each debt host at its residual amount after allocating the applicable proceeds to the related embedded derivative liability and, for the L1 Financing where applicable, warrant liabilities. The initial debt-host amounts allocated to the L1 Notes at the five respective closings were $370,328, $420,000, $633,000, $428,150 and $172,800. The initial debt-host carrying amounts of the First 3i Note and the Second 3i Note, after applicable issuance costs, were approximately $1,758,431 and $357,109, respectively.

Debt discounts and applicable issuance costs are accreted using the effective interest method. Contractual interest on the 3i Notes is recognized in accordance with the applicable contractual terms without duplicating amounts included in effective interest expense. For the year ended June 30, 2026, interest expense related to the L1 Notes and the 3i Notes was $ 246,851 and $181,320, respectively, totaling $ 428,171.

Accounting for the Convertible Notes

On settlements accounted for as extinguishments, the Company derecognizes the applicable debt-host carrying amount, the related derivative liability at its settlement-date fair value and any separately recorded accrued interest that is settled. The difference between the liabilities derecognized and the fair value of shares issued and cash consideration paid is recognized as gain or loss on settlement. For the year ended June 30, 2026, the Company recognized a loss on settlement of the L1 Notes of $4,589 and a gain on settlement of the 3i Notes of $25,141, resulting in a net gain on settlement of debt of $20,552.

The embedded conversion features are subsequently measured at fair value, with changes recognized in the consolidated statements of operations and comprehensive loss. For the year ended June 30, 2026, the Company recognized gains from changes in the fair value of embedded derivative liabilities of approximately $8,838 related to the L1 Notes and $622,789 related to the 3i Notes, totaling approximately $631,627.

As of June 30, 2026, no L1 Note debt host or related embedded conversion-option liability remained outstanding. The carrying amounts of the outstanding 3i Notes were as follows:

Fair Value Measurements

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s derivate liabilities at their measurement dates:

Issuance Date	First Closing of First Tranche On September 24, 2024	Second Closing of First Tranche On October 7, 2024	Third Closing of First Tranche On December 12, 2024	First Closing of Second Tranche On February 20, 2025	Second Closing of Second Tranche On July 22, 2025
Risk-free rate	3.86%~4.02%	4.28%~4.41%	4.34%~4.35%	4.29%~4.33%	4.17%~4.23%
Estimated volatility rate	37.57%~42.09%	38.86%~45.27%	38.52%~43.00%	31.36%~38.94%	25.77%~37.76%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.32%	8.62%	8.66%	8.69%	8.40%

Extinguishment date or Balance sheet date	First Closing of First Tranche On November 22, 2024	First Closing of First Tranche On December 6, 2024	Second Closing of First Tranche On December 6, 2024	Second Closing of First Tranche On December 23, 2024	Second Closing of First Tranche On January 23, 2025	Second Closing of First Tranche On February 24, 2025

Risk-free rate	4.53%	4.32%~4.42%	4.41%	4.39%~4.41%	4.28%	4.29%
Estimated volatility rate	37.60%	38.04%~43.99%	39.17%~48.45%	44.96%~49.86%	34.85%~37.20%	34.51%~35.04%
Dividend yield	0%	0%	0%	0%	0%	0%
Bond yield	8.32%	8.64%	8.64%	8.81%	8.70%	8.62%

Extinguishment date or Balance sheet date	Third Closing of First Tranche On February 24, 2025	Third Closing of First Tranche On April 1, 2025	Third Closing of First Tranche On April 23, 2025	Third Closing of First Tranche On May 23, 2025	Third Closing of First Tranche On June 23, 2025
Risk-free rate	4.26%~4.29%	4.15%~4.24%	4.08%~4.10%	4.10~4.29%	4.25%
Estimated volatility rate	30.21%~40.01%	21.78%~36.67%	35.13%~40.10%	38.65%~42.77%	38.52%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.62%	8.49%	8.63%	8.65%	8.51%

Extinguishment date or Balance sheet date	First Closing of Second Tranche On April 15, 2025	First Closing of Second Tranche On June 3, 2025	First Closing of Second Tranche On June 16, 2025	First Closing of Second Tranche On June 30, 2025	First and Second Closing of Second Tranche On July 16, 2025
Risk-free rate	4.02%~4.11%	4.17%~4.23%	4.20%~4.26%	4.04%~4.09%	4.10%~4.13%
Estimated volatility rate	28.96%~40.19%	28.62%~44.44%	30.60%~40.75%	28.25%~39.62%	25.01%~37.62%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.63%	8.62%	8.59%	8.38%	8.47%

Extinguishment date or Balance sheet date	First and Second Closing of Second Tranche On July 22, 2025	First and Second Closing of Second Tranche On August 15, 2025	First and Second Closing of Second Tranche On September 25, 2025	First and Second Closing of Second Tranche On October 20, 2025	First and Second Closing of Second Tranche On November 17, 2025
Risk-free rate	4.08%~4.14%	3.97%~4.00%	3.81~3.82%	3.63%~3.64%	3.75%
Estimated volatility rate	25.77%~37.76%	42.82%~57.12%	29.23%~45.33%	35.54%~47.36%	41.99%~55.41%
Dividend yield	0%	0%	0%	0%	0%
Bond yield	8.40%	8.19%	8.08%	7.90%	8.04%

Extinguishment date or Balance sheet date	First and Second Closing of Second Tranche On December 17, 2025	First and Second Closing of Second Tranche On December 31, 2025	First and Second Closing of Second Tranche On January 15, 2026
Risk-free rate	3.60%	3.60%	3.87%
Estimated volatility rate	49.41%~54.78%	44.79%~46.90%	40.07%
Dividend yield	0%	0%	0%
Bond yield	7.92%	7.87%	8.24%

Issuance Date	First Closing of 3I On April 10, 2026	Second Closing of 3I On June 5, 2026
Risk-free rate	3.70~3.73%	3.81%~3.90%
Estimated volatility rate	48.07~57.33%	42.37%~52.73%
Dividend yield	0%	0%
Bond yield	8.96%	9.16%

Extinguishment date or Balance sheet date	Second Closing of 3I On June 10, 2026	Second Closing of 3I On June 17, 2026	Second Closing of 3I On June 30, 2026	First Closing of 3I On June 30, 2026
Risk-free rate	3.79 ~3.88%	3.88~3.98%	3.87~3.97%	3.87~3.94%
Estimated volatility rate	43.57%~51.49%	42.20%~51.16%	43.22%~51.81%	43.29%~51.04%
Dividend yield	0%	0%	0%	0%
Bond yield	9.15%	9.19%	9.32%	9.32%